Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	2,740,392	2,928,698
Granted (in shares)	1,006,586	879,626
Dividends credited (in shares)	149,258	132,402
Settled (in shares)	(1,027,321)	(1,096,403)
Forfeited (in shares)	(56,218)	(103,931)
Ending balance, outstanding (in shares)	2,812,697	2,740,392
Vested (in shares)	880,903	985,382
Weighted average fair value at measurement date, other equity instruments granted | $	$ 57	$ 58